OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Liabilities [Abstract]
Schedule of other liabilities
USDm	2017	2016
Partners and commercial managements	1.4	2.0
Accrued operating expenses	8.5	5.2
Accrued interest	5.2	5.8
Wages and social expenses	16.3	14.6
Derivative financial instruments	-	4.8
Payables to joint ventures	0.1	0.1
Other	2.3	0.5
Balance as of 31 December	33.8	33.0